RESTATEMENT	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 13 – RESTATEMENT

The financial statements for the year ended December 31, 2022, are being restated to correct the accounting for certain balance sheet and statement of operations accounts, as well reclass amounts from the previous presentation to conform to the presentation for the current year.

Per ASC 250-10 Accounting Changes and Error Corrections, the December 31, 2022 balance sheet and statement of operations have been restated for the following.

December 31, 2022
	As Reported	Adjusted	As Restated
ASSETS
Current Assets:
Cash	$374,091	$—	$374,091
Draws against commissions	212,323	(37,220)	175,103
Loan receivable	12,500	—	12,500
Due from related parties	510,468	(27,918)	482,550
Total Current Assets	1,109,382	(65,138)	1,044,244
Property and equipment, net	41,872	—	41,872
Related party loan	155,000	(155,000)	—
Total Current Assets	$1,306,254	$(220,138)	$1,086,116

LIABILITIES AND STOCKHOLDERS’ DEFICIT

Current Liabilities:
Accounts payable and accruals	$82,131	$(37,345)	$44,786
Loan payable	147,707	(140,117)	7,590
Loan payable – related party	—	40,000	40,000
Total Current Liabilities	229,838	(137,462)	92,376
Loan payable, net of current portion	—	140,117	140,117
Total Liabilities	229,838	2,655	232,493

Stockholders’ Deficit:
Common stock	—	101 (1)	101
Additional paid-in capital	616,306	(189,806)	426,500
Accumulated deficit	460,110	(33,088)	427,022
Total Stockholders’ Deficit	1,079,416	(222,793)	853,623

Total Liabilities and Stockholders’ Deficit	$1,306,254	$(220,138)	$1,086,116

(1)	Specifically related to reverse acquisition accounting.

Year Ended December 31, 2022
	As Reported	Adjusted	As Restated
Revenue	$3,321,837	$—	$3,321,837
Commission expense	(1,717,786)	466,866	(1,250,920)
Commission expense – related party	—	(495,625)	(495,625)
Gross margin	1,604,051	(28,759)	1,575,292

Operating expenses:
Professional fees	—	38,123	38,123
Payroll expense	—	244,104	244,104
General and administrative	706,775	(277,900)	428,875
Total operating expenses	706,775	4,327	711,102

Income from operations	897,276	33,086	864,190

Net Income	$897,276	$33,086	$864,190